Schedule of Research and development expenses (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense	€ 2,659	€ 2,436	€ 3,268